Liabilities related to associates and joint ventures - Movements of provision (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Dam failure of Samarco
Events with significant effect on the income statement
Balance at beginning of the year		$ 1,077
Additions / Provisions recognized		38	$ 1,163
Payments		(294)	(139)
Interest accretion		182	72
Translation adjustment		(7)	(19)
Balance at end of the year		996	1,077
Current liabilities		326	292
Noncurrent liabilities		670	$ 785
Samarco
Events with significant effect on the income statement
Proceeds from debt used for working capital	$ 142
Short-term facilities available for operations		$ 48